MFS(R) ASSET ALLOCATION FUNDS
                        MFS CONSERVATIVE ALLOCATION FUND
                          MFS MODERATE ALLOCATION FUND
                           MFS GROWTH ALLOCATION FUND
                      MFS AGGRESSIVE GROWTH ALLOCATION FUND

             Supplement dated July 1, 2002 to the Current Prospectus



This prospectus makes reference to seven classes (Class A, B, C, I, 529A, 529B, and 529C) of shares for the funds. Currently, Class 529A, 529B and 529C shares are not available for purchase.

                  The date of this Supplement is July 1, 2002.